Document and Entity Information Document	Jul. 21, 2020
Cover page.
Entity Central Index Key	0000925645
Document Type	8-K
Document Period End Date	Jul. 21, 2020
Title of 12(b) Security	Class A Common Stock, par value $0.08
Trading Symbol	CETV
Entity Incorporation, State or Country Code	D0
Entity Registrant Name	CENTRAL EUROPEAN MEDIA ENTERPRISES LTD.
Entity File Number	0-24796
Entity Tax Identification Number	98-0438382
Entity Address, Address Line Two	3 Bermudiana Road,
Entity Address, City or Town	Hamilton,
Entity Address, Country	BM
Entity Address, Postal Zip Code	HM 08
Entity Address, Address Line One	O'Hara House,
Trading Symbol	NASDAQ
City Area Code	441
Local Phone Number	296-1431
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false